UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7149

SMITH BARNEY OREGON MUNICIPALS FUND
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  APRIL 30
Date of reporting period: OCTOBER 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                             OREGON MUNICIPALS FUND

             CLASSIC SERIES      SEMI-ANNUAL REPORT    OCTOBER 31, 2003

                               [GRAPHIC OMITTED]




    Your Serious Money. Professionally Managed. (Registered Trademark) is a registered service mark of Citigroup Global Markets Inc.



          NOT FDIC INSURED  o  NOT BANK GUARANTEED  o  MAY LOSE VALUE

                                  WHAT'S INSIDE


LETTER FROM THE CHAIRMAN ..................................     1
SCHEDULE OF INVESTMENTS ...................................     4
STATEMENT OF ASSETS AND LIABILITIES .......................    12
STATEMENT OF OPERATIONS ...................................    13
STATEMENTS OF CHANGES IN NET ASSETS .......................    14
NOTES TO FINANCIAL STATEMENTS .............................    15
FINANCIAL HIGHLIGHTS ......................................    22

                             LETTER FROM THE CHAIRMAN




Dear Shareholder,

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

When the period began, a weak economy and expectations that the Fed would cut its target for short-term interest rates triggered investor demand for fixed-income products. Consequently, many fixed-income investments, including municipal bonds, appreciated substantially in May. Amidst this, many states, including Oregon, have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes--all leading to lower tax revenues. In an effort to jumpstart the weak economy, the Fed eased in late June, driving the federal funds rate(1) to just 1%, its lowest level since the Eisenhower Administration. The bond markets subsequently experienced a sharp reversal, particularly in July, as signs emerged that economic growth was more robust than previously thought. Although the bond markets vacillated through the end of October, municipal bonds categorically held up relatively well over the six months ended October 31, 2003.

Despite the challenging environment for the bond markets during the period, we are pleased to report that the Smith Barney Oregon Municipals Fund (Class A Shares) generated a competitive performance during the six months ended October 31, 2003. The fund, which gained 2.97%, excluding sales charges, outperformed the unmanaged broad-based Lehman Brothers Municipal Bond Index,ii which returned 1.47% for the period. Your fund also outperformed its Lipper peer group of Oregon municipal debt funds, which had an average return of 1.31%.1 Furthermore, as of October 31st the fund continued to finish among the leaders in its Lipper peer group in terms of the level of tax-exempt income that it provided. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


(1) Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended October 31, 2003, calculated among 22 funds in the Oregon municipal debt funds category with reinvestment of dividends and capital gains and excluding sales charges.



        1   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

                             PERFORMANCE SNAPSHOT
                            AS OF OCTOBER 31, 2003
                           (excluding sales charges)

                                                              6 Months
                                                              --------
     Class A Shares                                             2.97%
     Lehman Brothers Municipal Bond Index                       1.47%
     Average of Lipper Oregon municipal debt fund  s            1.31%

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. Results of other share classes may vary.

  The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Please note that an investor cannot invest directly in an index. Index performance reflects no deduction for fees, expenses or taxes.

  Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended October 31, 2003, calculated among 22 funds for the six-month period in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

  Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


Special Shareholder Notice

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Director Emeritus, and James J. Crisona, Director Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.



        2   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

In this environment of bond volatility marred by budget deficits, it is critical to perform a thorough analysis before carefully choosing municipal bonds. In our opinion, this is all the more reason why investing in municipal bonds with a professional fund manager is a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk. Consult your financial adviser to help you determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in pursuing your long-term financial goals.

As always, thank you for your continued confidence in our stewardship of your assets.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 19, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 4 through 8 for a list and percentage breakdown of the fund's holdings.

i The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

ii The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Please note that an investor cannot invest directly in an index.

Additional Information About Your Fund

The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.





        3   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

 Schedule of Investments (unaudited)  October 31, 2003




    FACE
   AMOUNT      RATING(a)                              SECURITY                                 VALUE
------------   ----------- -------------------------------------------------------------   -------------
Education -- 27.3%
                           Clackamas County GO:
$ 500,000      AA--         Canby School District No. 86, School Board Guaranty,
                             5.250% due 6/15/20 (b)                                        $  530,900
  500,000      Aaa*         Lake Oswego School District No. 7J, MBIA-Insured,
                             5.000% due 6/1/26 (b)                                            507,855
  300,000      Aaa*        Deschutes County GO, Administrative School District No. 1,
                            Series A, FSA-School Board Guaranty,
                            5.500% due 6/15/18 (b)                                            328,233
  850,000      AA          Forest Grove, Campus Improvement & Refunding Revenue,
                            Pacific University, Radian-Insured, 6.300% due 5/1/25 (b)         947,402
  500,000      AAA         Jackson County GO, Central Point School District No. 6,
                            FGIC-School Board Guaranty, 5.250% due 6/15/20 (b)                528,825
  500,000      AAA         Jefferson County GO, School District No. 509J, FGIC-School
                            Board Guaranty, 5.250% due 6/15/16 (b)                            548,185
  500,000      AAA         Lane County GO, Bethel School District No. 52, FGIC-Insured,
                            6.400% due 12/1/09                                                570,855
2,000,000      Aaa*        Lane County GO, School District No.4J, Eugene, FSA-Insured,
                            5.000% due 7/1/17                                               2,125,440
  500,000      Aaa*        Multnomah-Clackamas Counties GO, Centennial School
                            District No. 28-302, FGIC-School Board Guaranty,
                            5.000% due 6/15/21                                                517,565
  600,000      BBB+        Multnomah County, Educational Facilities Revenue,
                            (University of Portland Project), 6.000% due 4/1/25               635,538
  500,000      AA--        Multnomah County GO, Reynolds School District No. 7,
                            School Board Guaranty, 5.125% due 6/15/20                         522,550
  500,000      AAA         Oregon State Department of Administrative Services, COP,
                            Series A, AMBAC-Insured, (Call 5/1/10 @ 101),
                            6.250% due 5/1/17 (c)+                                            601,915
                           Oregon State Health, Housing, Educational & Cultural
                            Facilities Authority, Series A:
1,000,000      Baa1*         Linfield College Project, 6.625% due 10/1/20                   1,100,350
  430,000      NR            Oak Tree Foundation Project, (Call 5/1/05 @ 101),
                              6.100% due 5/1/15 (c)                                           464,757
                             Western States Chiropractic, ACA-Insured:
  785,000      A              6.350% due 12/1/20                                             873,807
  545,000      A              6.350% due 12/1/25                                              593,271
  500,000      AAA         Tillamook County GO, School District No. 9, FSA-School
                            Board Guaranty, 5.250% due 6/15/22                                528,695
  500,000      A           University of the Virgin Islands, Refunding & Improvement
                            Bonds, Series A, ACA-Insured, 6.250% due 12/1/29                  539,500
  500,000      Aaa*        Washington County GO, Forest Grove School District No. 15,
                            FSA-School Board Guaranty, 5.000% due 6/15/21                     515,935
1,135,000      Aaa*        Washington, Multnomah & Yamhill Counties GO, School
                            District No. 1J, MBIA-Insured, 5.125% due 6/1/17                1,211,567
-----------------------------------------------------------------------------------------------------
                                                                                           14,193,145
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

        4   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)             October 31, 2003



     FACE
    AMOUNT      RATING(a)                             SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
Finance -- 2.1%
$1,000,000      BBB--       Virgin Islands, Public Finance Authority Revenue, Series A,
                             Gross Receipts Taxes, 6.500% due 10/1/24                      $1,109,180
-----------------------------------------------------------------------------------------------------
Hospitals -- 19.1%
                            Clackamas County, Hospital Facility Authority Revenue:
   500,000      AA           Gross-Williamette Falls Hospital Project, Radian-Insured,
                              5.500% due 4/1/22 (b)                                           527,845
                             Legacy Health System:
   500,000      AA            5.750% due 5/1/16 (b)                                           541,950
 1,000,000      AA            5.250% due 5/1/21 (b)                                         1,026,860
 1,000,000      Baa2*        Williamette Falls Hospital Project, 6.000% due 4/1/19 (b)      1,016,040
 1,000,000      AA          Hillsboro Hospital Facility Authority Revenue,
                             (Tuality Healthcare Project), Radian-Insured,
                             5.375% due 10/1/31 (b)                                         1,030,780
                            Klamath Falls, Inter-Community Hospital Authority Revenue:
   595,000      BBB+++       Gross-Merle West Medical Center Project,
                              7.100% due 9/1/24 (b)                                           636,025
 1,000,000      BBB+++      Merle West Medical Center Project, 6.250% due 9/1/31            1,030,970
   370,000      AA          Oregon State, Veterans Welfare, Series 80A,
                             5.700% due 10/1/32                                               380,101
                            Puerto Rico Industrial, Tourist, Educational, Medical &
                             Environmental Control Facilities Financing Authority,
                             Series A:
   275,000      BBB--         Mennonite General Hospital Project,
                               5.625% due 7/1/27                                              225,299
 1,000,000      BBB--         Ryder Memorial Hospital Project, 6.700% due 5/1/24            1,010,210
                            Umatilla County Hospital Facility Authority Revenue,
                             Catholic Health Initiatives, Series A:
 1,000,000      AA            5.750% due 12/1/20                                            1,045,470
   500,000      AA            5.500% due 3/1/22                                               517,980
 1,000,000      NR          Yamhill County Hospital Authority, Friendsview Retirement
                             Community, 7.000% due 12/1/34                                    962,660
-----------------------------------------------------------------------------------------------------
                                                                                            9,952,190
-----------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 8.9%
   470,000      NR          Multi-Family Housing Revenue Bond Pass-Through
                             Certificates Beneficial Ownership, Pacific Tower
                             Apartments, Series 6, 6.050% due 11/1/34                         460,337
   200,000      Aa2*        Oregon State Housing & Community Services Department,
                             Housing Finance Revenue, Assisted or Insured Multi-Unit,
                             Series A, FHA-Insured, 6.800% due 7/1/13                         200,150
                            Portland Housing Authority, Multi-Family Revenue:
   850,000      Aa2*         Cherry Ridge Project, LOC-U.S. Bank Trust N.A.,
                              6.250% due 5/1/12 (d)                                           870,816


                       SEE NOTES TO FINANCIAL STATEMENTS.

        5   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)             October 31, 2003



    FACE
   AMOUNT      RATING(a)                            SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 8.9% (continued)
                           Series A:
$ 500,000      Aa1*         Cherry Blossom Apartments, GNMA-Collateralized,
                             6.100% due 12/20/26 (d)                                   $ 523,260
  300,000      AAA          Fairview Woods Project, Sr. Lien, (Call 8/1/04 @ 100),
                             6.875% due 8/1/14 (c)                                       312,867
                           Washington County Housing Authority, Multi-Family
                            Revenue:
1,000,000      NR            Affordable Housing Pool, Series A, 6.125% due 7/1/29      1,000,470
1,000,000      Aa2*          Bethany Meadows Project, LOC-U.S. Bank N.A.,
                              6.250% due 8/1/13 (d)                                    1,044,540
  220,000      AAA           Terrace View Project, FNMA-Collateralized,
                              5.500% due 12/1/17 (d)                                     226,387
------------------------------------------------------------------------------------------------
                                                                                       4,638,827
------------------------------------------------------------------------------------------------
Housing: Single-Family -- 3.5%
                           Oregon State Housing & Community Services Department,
                            Mortgage Revenue, Single-Family Mortgage Program:
                             Series B:
  365,000      Aa2*           6.250% due 7/1/29 (d)                                      381,228
  220,000      Aa2*           Pool-Insured, 6.875% due 7/1/28                            220,948
  195,000      Aa2*          Series D, 6.500% due 7/1/24 (d)                             200,111
  490,000      Aa2*          Series F, 5.550% due 7/1/30                                 500,393
  295,000      AAA         Puerto Rico Housing Bank & Finance Agency, Single-Family
                            Mortgage Revenue, Affordable Housing
                            Mortgage-Portfolio I, GNMA/FNMA/FHLMC-Collateralized,
                            6.250% due 4/1/29 (d)                                        305,228
  185,000      AAA         Virgin Islands HFA, Single-Family Revenue Bonds, GNMA
                            Mortgage-Backed Securities Program, Series A,
                            GNMA-Collateralized, 6.450% due 3/1/16 (d)                   191,599
------------------------------------------------------------------------------------------------
                                                                                       1,799,507
------------------------------------------------------------------------------------------------
Industrial Development -- 1.7%
1,000,000      BB+         Oregon State EDR, Georgia-Pacific Corp., Series CLVII,
                            6.350% due 8/1/25 (d)                                        907,170
------------------------------------------------------------------------------------------------
Life Care Systems -- 5.0%
                           Clackamas County, Hospital Facility Authority Revenue:
2,000,000      NR           Mary's Woods at Marylhurst Inc., Sr. Living Facility,
                             Series A, 6.625% due 5/15/29 (b)(c)                       2,085,840
  500,000      NR           Robison Jewish Home Project, 6.250% due 10/1/28              500,880
------------------------------------------------------------------------------------------------
                                                                                       2,586,720
------------------------------------------------------------------------------------------------
Miscellaneous -- 7.6%
  300,000      NR          Lebanon Urban Renewal Agency, 5.500% due 6/1/14               323,511


                       SEE NOTES TO FINANCIAL STATEMENTS.

        6   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)             October 31, 2003



    FACE
   AMOUNT      RATING(a)                             SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Miscellaneous -- 7.6% (continued)
$ 500,000      NR          Northern Mariana Islands Commonwealth, Series A,
                            7.375% due 6/1/30                                             $ 516,330
2,000,000      AAA         Puerto Rico Commonwealth, RITES-PA 931, XLCA-Insured,
                            9.527% due 7/1/17 (e)                                         2,571,880
  500,000      A           Virgin Islands, Public Finance Authority Revenue, Sr. Lien,
                            Series A, ACA/CBI-Insured, 5.500% due 10/1/18                   532,605
---------------------------------------------------------------------------------------------------
                                                                                          3,944,326
---------------------------------------------------------------------------------------------------
Public Facilities -- 2.3%
  500,000      AAA         Oregon State Bond Bank Revenue, Economic & Community
                            Development Department, Series B, MBIA-Insured,
                            5.500% due 1/1/26                                               533,320
1,000,000      AAA         Puerto Rico Public Buildings Authority Revenue Guaranteed,
                            Convertible Capital Appreciation, Series D,
                            AMBAC-Insured, zero coupon bond to yield
                            5.120% due 7/1/31                                               650,720
---------------------------------------------------------------------------------------------------
                                                                                          1,184,040
---------------------------------------------------------------------------------------------------
Solid Waste -- 3.9%
1,975,000      NR          Wasco County Solid Waste Disposal Revenue, (Waste
                            Connections Inc. Project), 7.250% due 3/1/21 (d)              2,050,544
---------------------------------------------------------------------------------------------------
Transportation -- 11.2%
                           Oregon State Department of Transportation, Highway User
                            Tax Revenue:
  500,000      AA+           5.375% due 11/15/20                                            538,260
                             Series A:
1,000,000      AA+            5.500% due 11/15/14                                         1,128,880
1,000,000      AA+            5.500% due 11/15/18                                         1,103,150
1,000,000      AA+            5.500% due 11/15/20                                         1,088,210
1,000,000      AAA         Port of Portland Airport Revenue, Portland International
                            Airport, Series B, AMBAC-Insured, 5.500% due 7/1/18 (d)       1,055,140
  500,000      CCC         Puerto Rico Port Authority Revenue, Special Facilities,
                            American Airlines Inc., Series A, 6.250% due 6/1/26 (d)         349,395
  500,000      AA+         Tri-County Metropolitan Transportation District Revenue,
                            Series A, 5.375% due 8/1/20                                     535,350
---------------------------------------------------------------------------------------------------
                                                                                          5,798,385
---------------------------------------------------------------------------------------------------
Utilities -- 2.3%
1,000,000      BB+++       Klamath Falls Electric Revenue, Klamath Cogeneration,
                            Sr. Lien, 6.000% due 1/1/25 (b)                                 939,580
  140,000      AAA         Puerto Rico Commonwealth, Aqueduct & Sewer Authority
                            Revenue, 10.250% due 7/1/09                                     173,772
  100,000      NR          Western Generation Agency, Cogeneration Project
                            Revenue, (Wauna Cogeneration Project), Series B,
                            7.250% due 1/1/09 (d)                                           102,881
---------------------------------------------------------------------------------------------------
                                                                                          1,216,233
---------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

        7   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)             October 31, 2003


    FACE
   AMOUNT      RATING(a)                           SECURITY                                VALUE
---------------------------------------------------------------------------------------------------
Water and Sewer -- 5.1%
$ 360,000      AA--        Clackamas County Service District No. 1, Sewer Revenue,
                            6.375% due 10/1/14 (b)                                     $   408,056
  500,000      AAA         Eugene Water Revenue, Utility System, FSA-Insured,
                            5.875% due 8/1/30 (b)                                          545,610
1,000,000      AAA         Klamath Falls Wastewater Revenue, AMBAC-Insured,
                            5.500% due 6/1/25                                            1,062,160
  600,000      Aa1*        Port of Umatilla Water Revenue, LOC-ABN AMRO Bank N.V.,
                            6.650% due 8/1/22 (d)                                          621,696
---------------------------------------------------------------------------------------------------
                                                                                         2,637,522
---------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS -- 100.0%
                           (Cost -- $49,416,132**)                                     $52,017,789
===================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*) which are rated by Moody's Investors Service and those identified by a double dagger (++) which are rated by Fitch Ratings.

(b) All or a portion of this security is segregated for open futures contracts commitments.

(c) Pre-Refunded bonds escrowed with U.S. government securities are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.

(d) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.

(e) Inverse floating rate security-coupon varies inversely with level of short term tax-exempt interest rates.

+ All or a portion of this security is held as collateral for open futures contracts commitments.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 9 through 11 for definitions of ratings and abbreviations.



                       SEE NOTES TO FINANCIAL STATEMENTS.

        8   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

 Bond Ratings (unaudited)


The definitions of the applicable rating symbols are set forth below:


Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA        --   Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA         --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A          --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB        --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B,     --   Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly
CCC,            speculative with respect to capacity to pay interest and repay principal in accordance with
CC              the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the
and C           highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      --   Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa"
             group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A       --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     --   Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B       --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa     --   Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

            9   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

Fitch Ratings ("Fitch") -- Ratings from "BBB" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major rating categories.

AAA     --   Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

BBB     --   Bonds rated BBB by Fitch currently have a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB      --   Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

NR      --   Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

Short-Term Security Ratings (unaudited)

SP-1       --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1        --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO)
                rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1     --   Moody's highest rating for issues having a demand feature -- VRDO.

P-1        --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the
                VMIG 1 rating.


Abbreviations* (unaudited)

ABAG       --   Association of Bay Area
                Governments

ACA        --   American Capital Assurance

AIG        --   American International Guaranty

AMBAC      --   American Municipal Bond
                Assurance Corporation

BAN        --   Bond Anticipation Notes

BIG        --   Bond Investors Guaranty

CBI        --   Certificate of Bond Issuance

CGIC       --   Capital Guaranty Insurance
                Company

CHFCLI     --   California Health Facility
                Construction Loan Insurance

CONNIE     --   College Construction Loan
 LEE            Insurance Association

COP        --   Certificate of Participation

EDA        --   Economic Development
                Authority

EDR        --   Economic Development
                Revenue

ETM        --   Escrowed To Maturity

FGIC       --   Financial Guaranty Insurance
                Company

FHA        --   Federal Housing Administration

FHLMC      --   Federal Home Loan Mortgage
                Corporation

FLAIRS     --   Floating Adjustable Interest Rate
                Securities

FNMA       --   Federal National Mortgage
                Association

FRTC       --   Floating Rate Trust Certificates

FSA        --   Financing Security Assurance

GIC        --   Guaranteed Investment Contract

GNMA       --   Government National Mortgage
                Association


      10     Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

GO         --   General Obligation

HDC        --   Housing Development
                Corporation

HFA        --   Housing Finance Authority

IDA        --   Industrial Development
                Authority

IDB        --   Industrial Development Board

IDR        --   Industrial Development Revenue

INFLOS     --   Inverse Floaters

ISD        --   Independent School District

LOC        --   Letter of Credit

MBIA       --   Municipal Bond Investors
                Assurance Corporation

MFH        --   Multi-Family Housing

MVRICS     --   Municipal Variable Rate Inverse
                Coupon Security

PCR        --   Pollution Control Revenue

PSF        --   Permanent School Fund

RAN        --   Revenue Anticipation Notes

RIBS       --   Residual Interest Bonds

RITES      --   Residual Interest Tax-Exempt
                Securities

TAN        --   Tax Anticipation Notes

TECP       --   Tax-Exempt Commercial Paper

TOB        --   Tender Option Bonds

TRAN       --   Tax and Revenue Anticipation
                Notes

SYCC       --   Structured Yield Curve
                Certificate

VA         --   Veterans Administration

VRDD       --   Variable Rate Daily Demand

VRWE       --   Variable Rate Wednesday
                Demand

XLCA       --   XL Capital Assurance Inc.

-----------
* Abbreviations may or may not appear in the schedule of investments.



       11   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

 Statement of Assets and Liabilities (unaudited)             October 31, 2003




ASSETS:
  Investments, at value (Cost -- $49,416,132)                                       $52,017,789
  Cash                                                                                  822,006
  Interest receivable                                                                   981,792
  Receivable for Fund shares sold                                                       108,978
-----------------------------------------------------------------------------------------------
  Total Assets                                                                       53,930,565
-----------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                                      80,271
  Payable to broker -- variation margin                                                  79,063
  Payable for Fund shares reacquired                                                     34,000
  Administration fee payable                                                              9,682
  Distribution plan fees payable                                                          8,679
  Investment advisory fee payable                                                         6,131
  Deferred compensation payable                                                           5,707
  Accrued expenses                                                                       29,078
-----------------------------------------------------------------------------------------------
  Total Liabilities                                                                     252,611
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $53,677,954
===============================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                                        $     4,999
  Capital paid in excess of par value                                                51,961,435
  Undistributed net investment income                                                    50,559
  Accumulated net realized loss from investment transactions and futures contracts     (737,297)
  Net unrealized appreciation of investments and futures contracts                    2,398,258
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $53,677,954
===============================================================================================
Shares Outstanding:
  Class A                                                                             2,631,298
-----------------------------------------------------------------------------------------------
  Class B                                                                             1,341,540
-----------------------------------------------------------------------------------------------
  Class L                                                                             1,026,495
-----------------------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                                         $10.76
-----------------------------------------------------------------------------------------------
  Class B *                                                                              $10.70
-----------------------------------------------------------------------------------------------
  Class L *                                                                              $10.72
-----------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)                      $11.21
-----------------------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)                 $     10.83
-----------------------------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 4).



                       SEE NOTES TO FINANCIAL STATEMENTS.

       12   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

 Statement of Operations (unaudited)

For the Six Months Ended October 31, 2003


INVESTMENT INCOME:
  Interest                                                                        $1,505,178
--------------------------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 7)                                                    108,401
  Investment advisory fee (Note 4)                                                    80,808
  Administration fee (Note 4)                                                         53,872
  Shareholder communications (Note 7)                                                 22,565
  Audit and legal                                                                     16,783
  Shareholder servicing fees (Note 7)                                                 10,544
  Custody                                                                              8,979
  Trustees' fees                                                                       5,094
  Registration fees                                                                    2,019
  Other                                                                                1,958
--------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                                     311,023
  Less: Investment advisory and administration fee waivers (Note 4)                  (40,404)
--------------------------------------------------------------------------------------------
  NET EXPENSES                                                                       270,619
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              1,234,559
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Gain From:
   Investment transactions                                                           137,504
   Futures contracts                                                                 512,673
--------------------------------------------------------------------------------------------
  NET REALIZED GAIN                                                                  650,177
--------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Begining of period                                                              2,756,820
   End of period                                                                   2,398,258
--------------------------------------------------------------------------------------------
  DECREASE IN NET UNREALIZED APPRECIATION                                           (358,562)
--------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS                                        291,615
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                            $1,526,174
============================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

       13   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

 Statements of Changes in Net Assets

For the Six Months Ended October 31, 2003 (unaudited)


and the Year Ended April 30, 2003

                                                                       October 31        April 30
--------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                              $ 1,234,559      $ 2,390,463
  Net realized gain (loss)                                               650,177         (561,167)
  Increase (decrease) in net unrealized appreciation                    (358,562)       1,044,157
--------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS                               1,526,174        2,873,453
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                                               (1,193,610)      (2,380,361)
  In excess of net investment income                                          --          (40,392)
--------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS                                      (1,193,610)      (2,420,753)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                     3,382,965       13,939,846
  Net asset value of shares issued for reinvestment of dividends         707,953        1,380,720
  Cost of shares reacquired                                           (4,852,909)      (8,843,569)
--------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                              (761,991)       6,476,997
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                       (429,427)       6,929,697
NET ASSETS:
  Beginning of period                                                 54,107,381       47,177,684
--------------------------------------------------------------------------------------------------
  END OF PERIOD*                                                     $53,677,954      $54,107,381
==================================================================================================
*   Includes undistributed net investment income of:                 $    50,559      $     9,610
==================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

       14   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

Notes to Financial Statements (unaudited)



1. Significant Accounting Policies

Smith Barney Oregon Municipals Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) class specific expenses are charged to the Fund and each class; investment advisory, administration fees and general Fund expenses are allocated on the basis of relative net assets by class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.



       15   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Oregon.


3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.


It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.


4. Investment Advisory Agreement, Administration Agreement and Affiliated Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. SBFM voluntarily waived $24,242 of its investment advisory fee for the six months ended October 31, 2003.


SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets up to $500 million and 0.18% of the Fund's average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly. SBFM voluntarily waived $16,162 of its administration fee for the six months ended October 31, 2003.


Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended October 31, 2003, the Fund paid transfer agent fees of $6,560 to CTB.



       16   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.


There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.


For the six months ended October 31, 2003, CGM received sales charges of approximately $18,000 and $7,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended October 31, 2003, CDSCs paid to CGM were approximately $15,000 for Class B shares.



All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.


5. Investments

During the six months ended October 31, 2003 the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:


===============================================================
Purchases                                            $3,657,850
---------------------------------------------------------------
Sales                                                 5,288,508
===============================================================



       17   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:


==================================================================
Gross unrealized appreciation                           $2,858,085
Gross unrealized depreciation                             (256,428)
------------------------------------------------------------------
Net unrealized appreciation                             $2,601,657
==================================================================

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.


At October 31, 2003, the Fund had the following open futures contracts:


                          Number of                        Basis           Market         Unrealized
                          Contracts     Expiration         Value            Value            Loss
======================================================================================================
TO SELL:
20 year, 6.000%
  U.S. Treasury Bond     110           12/03          $11,755,664      $11,959,063        $ (203,399)
======================================================================================================

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee



       18   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report
with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended October 31, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:


                                       CLASS A     CLASS B      CLASS L
------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees     $20,819     $49,622      $37,960
------------------------------------------------------------------------

For the six months ended October 31, 2003, total Shareholder Servicing fees were as follows:


                                   CLASS A     CLASS B     CLASS L
------------------------------------------------------------------------
Shareholder Servicing Fees         $4,089      $3,707      $2,748
------------------------------------------------------------------------


For the six months ended October 31, 2003, total Shareholder Communication expenses were as follows:

                                        CLASS A     CLASS B     CLASS L
------------------------------------------------------------------------
Shareholder Communication Expenses      $9,622      $7,356      $5,587
------------------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                                        SIX MONTHS ENDED       YEAR ENDED
                                        OCTOBER 31, 2003     APRIL 30, 2003
------------------------------------------------------------------------
CLASS A
Net investment income                       $652,604           $1,295,296
In excess of net investment income                --               21,980
------------------------------------------------------------------------
Total                                       $652,604           $1,317,276
------------------------------------------------------------------------
Class B
Net investment income                       $315,289           $  709,417
In excess of net investment income                --               12,038
------------------------------------------------------------------------
Total                                       $315,289           $  721,455
------------------------------------------------------------------------
CLASS L
Net investment income                       $225,717           $  375,648
In excess of net investment income                --                6,374
------------------------------------------------------------------------
Total                                       $225,717           $  382,022
------------------------------------------------------------------------


           19   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

9. Shares of Beneficial Interest

At October 31, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                         SIX MONTHS ENDED                     YEAR ENDED
                                         OCTOBER 31, 2003                   APRIL 30, 2003
                                  -------------------------------   -------------------------------
                                      SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Shares sold                           173,551      $  1,865,848         494,295      $  5,307,517
Shares issued on reinvestment          35,752           384,448          67,546           722,152
Shares reacquired                    (179,145)       (1,927,768)       (245,716)       (2,628,613)
---------------------------------------------------------------------------------------------------
Net Increase                           30,158      $    322,528         316,125      $  3,401,056
---------------------------------------------------------------------------------------------------
CLASS B
Shares sold                            47,142      $    505,493         323,629      $  3,453,713
Shares issued on reinvestment          16,678           178,348          38,971           414,147
Shares reacquired                    (200,547)       (2,138,606)       (501,978)       (5,322,004)
---------------------------------------------------------------------------------------------------
Net Decrease                         (136,727)     $ (1,454,765)       (139,378)     $ (1,454,144)
---------------------------------------------------------------------------------------------------
CLASS L
Shares sold                            94,001      $  1,011,624         483,186      $  5,178,616
Shares issued on reinvestment          13,552           145,157          22,960           244,421
Shares reacquired                     (73,266)         (786,535)        (83,771)         (892,952)
---------------------------------------------------------------------------------------------------
Net Increase                           34,287      $    370,246         422,375      $  4,530,085
---------------------------------------------------------------------------------------------------

10. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain


       20   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report
benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.


The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.


CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.


CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.



       21   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

Financial Highlights


For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:


CLASS A SHARES                           2003(1)(2)      2003(2)      2002(2)     2001(2)     2000(2)     1999(2)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $  10.70        $ 10.57      $ 10.33     $ 10.02     $ 10.87     $ 10.76
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)(4)                0.26           0.52         0.53        0.54         0.51       0.49
  Net realized and unrealized
   gain (loss)(4)                            0.06           0.13         0.25        0.31        (0.84)      0.20
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.32           0.65         0.78        0.85        (0.33)      0.69
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     (0.26)         (0.51)       (0.54)      (0.54)      (0.50)      (0.49)
  Net realized gains                           --             --           --          --       (0.02)      (0.09)
  In excess of net investment income           --          (0.01)          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.26)         (0.52)       (0.54)      (0.54)      (0.52)      (0.58)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                          $  10.76        $ 10.70      $ 10.57     $ 10.33     $ 10.02     $ 10.87
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                              2.97%++        6.29%        7.67%       8.62%      (3.01)%      6.56%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS,
  END OF PERIOD (000S)                   $ 28,320        $27,820      $24,163     $16,657     $14,272     $15,994
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)                                0.73%+         0.81%        0.77%       0.82%       0.83%       0.87%
  Net investment income(4)                   4.86 +         4.85         4.98        5.23        5.02        4.49
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                         7%            19%          20%         35%         81%         28%
===================================================================================================================


(1)   For the six months ended October 31, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) The investment adviser and administrator voluntarily waived all or part of their fees for the six months ended October 31, 2003 and the five years ended April 30, 2003. If such fees were not waived and expenses were not reimbursed, the per share effect on the net investment income and the ratios of expenses to average net assets would have been as follows:

                                                                              Expense Ratios
                            Per Share Decreases                            Without Fee Waivers
                          to Net Investment Income                         and Reimbursements
            ----------------------------------------------  -------------------------------------------
             2003(1)   2003    2002    2001   2000   1999    2003(1)  2003   2002   2001   2000   1999
            -------- ------- ------- ------ ------ -------  -------- ------ ------ ------ ------ ------
  Class A   $ 0.01   $ 0.02  $ 0.02  $ 0.02 $ 0.02 $ 0.01   0.88%+   0.96%  0.92%  0.97%  0.98%  0.99%



(4) Effective May 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended April 30, 2002, the ratio of net investment income to average net assets would have been 4.99%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01.

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.



       22   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:


CLASS B SHARES                           2003(1)(2)      2003(2)      2002(2)     2001(2)     2000(2)     1999(2)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                       $10.63         $10.52       $10.29      $10.00      $10.85      $10.75
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)(4)                0.23           0.45         0.47        0.48        0.46        0.43
  Net realized and unrealized
   gain (loss)(4)                            0.06           0.12         0.26        0.31       (0.84)       0.20
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.29           0.57         0.73        0.79       (0.38)       0.63
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     (0.22)         (0.45)       (0.50)      (0.50)      (0.45)      (0.44)
  Net realized gains                           --             --           --          --       (0.02)      (0.09)
  In excess of net investment income           --          (0.01)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.22)         (0.46)       (0.50)      (0.50)      (0.47)      (0.53)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD                             $10.70         $10.63       $10.52      $10.29      $10.00      $10.85
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                              2.78%++        5.53%        7.21%       8.06%      (3.52)%      5.94%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS,
  END OF PERIOD (000S)                    $14,357        $15,718      $17,014     $16,572     $16,199     $19,833
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)                                1.26%+         1.39%        1.29%       1.35%       1.35%       1.39%
  Net investment income(4)                   4.32 +         4.26         4.46        4.72        4.49        3.97
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                         7%            19%          20%         35%         81%         28%
==================================================================================================================


(1)   For the six months ended October 31, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) The investment adviser and administrator voluntarily waived all or part of their fees for the six months ended October 31, 2003 and the five years ended April 30, 2003. If such fees were not waived and expenses were not reimbursed, the per share effect on the net investment income and the ratios of expenses to average net assets would have been as follows:


                                                                          Expense Ratios
                         Per Share Decreases                            Without Fee Waivers
                      to Net Investment Income                           and Reimbursements
            -----------------------------------------------    --------------------------------------
             2003(1)  2003   2002   2001   2000   1999          2003(1)  2003  2002  2001  2000  1999
            -------- ------ ------ ------ ------ ----------    -------- ----- ----- ----- ----- -----
  Class B   $ 0.01   $ 0.02 $ 0.02 $ 0.02 $ 0.02 $ 0.01        1.41%+   1.54% 1.44% 1.49% 1.49% 1.51%



(4) Effective May 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended April 30, 2002, the ratio of net investment income to average net assets would have been 4.47%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01.

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +    Annualized.


       23   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:




CLASS L SHARES                             2003(1)(2)       2003(2)       2002(2)       2001(2)       2000(2)      1999(2)(3)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                         $10.65          $10.53       $10.31        $10.01         $10.86        $10.76
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(4)(5)                  0.23            0.46         0.46          0.48           0.46          0.43
  Net realized and unrealized
   gain (loss)(5)                              0.06            0.12         0.26          0.32          (0.84)         0.20
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.29            0.58         0.72          0.80          (0.38)         0.63
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                       (0.22)          (0.45)       (0.50)        (0.50)         (0.45)        (0.44)
  Net realized gains                             --              --           --            --          (0.02)        (0.09)
  In excess of net investment income             --           (0.01)          --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.22)          (0.46)       (0.50)        (0.50)         (0.47)        (0.53)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                              $10.72          $10.65       $10.53        $10.31         $10.01        $10.86
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(6)                                2.78%++         5.57%        7.05%         8.10%         (3.55)%        5.90%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS,
 END OF PERIOD (000S)                       $11,001         $10,569       $6,001        $3,724         $2,997        $3,157
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)                                  1.34%+          1.39%         1.35%         1.39%         1.39%         1.43%
  Net investment income(5)                     4.25 +          4.28          4.39          4.67           4.46         3.94
-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           7%             19%           20%           35%           81%           28%
=============================================================================================================================

(1)   For the six months ended October 31, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   On June 12, 1998, Class C shares were renamed Class L shares.

(4) The investment adviser and administrator voluntarily waived all or part of their fees for the six months ended October 31, 2003 and the five years ended April 30, 2003. If such fees were not waived and expenses were not reimbursed, the per share effect on the net investment income and the ratios of expenses to average net assets would have been as follows:

                                                                          Expense Ratios
                         Per Share Decreases                            Without Fee Waivers
                       to Net Investment Income                         and Reimbursements
            ------------------------------------------------   ----------------------------------------
             2003(1)   2003    2002    2001    2000    1999     2003(1)  2003   2002   2001  2000  1999
            -------- ------- ------- ------- ------- -------   -------- ------ ------ ----- ----- -----
  Class L   $ 0.01   $ 0.02  $ 0.02  $ 0.02  $ 0.02  $ 0.01    1.49%+   1.54%  1.50%  1.54% 1.53% 1.55%


(5) Effective May 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended April 30, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.47, $0.25 and 4.40%, respectively. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


       24   Smith Barney Oregon Municipals Fund  2003 Semi-Annual Report

SMITH BARNEY
OREGON MUNICIPALS FUND

     TRUSTEES                                      INVESTMENT ADVISER

     Herbert Barg                                  Smith Barney Fund
     Dwight B. Crane                                Management LLC
     Burt N. Dorsett
     R. Jay Gerken, CFA
      Chairman                                     DISTRIBUTOR
     Elliott S. Jaffe
     Stephen E. Kaufman                            Citigroup Global Markets Inc.
     Joseph J. McCann
     Cornelius C. Rose, Jr.                        CUSTODIAN

     OFFICERS                                      State Street Bank and
                                                         Trust Company
     R. Jay Gerken, CFA
     President and Chief
     Executive Officer                             TRANSFER AGENT

     Andrew B. Shoup*                              Citicorp Trust Bank, fsb.
     Senior Vice President and                     125 Broad Street, 11th Floor
     Chief Administrative                          New York, New York 10004
     Officer

     Richard L. Peteka                             SUB-TRANSFER AGENT
     Chief Financial Officer
     and Treasurer                                 PFPC Inc.

     Peter M. Coffey                               P.O. Box 9699
     Vice President and                            Providence, Rhode Island
     Investment Officer                            02940-9699

     Kaprel Ozsolak
     Controller

     Robert I. Frenkel
     Secretary* and
     Chief Legal Officer

     *As of November 25, 2003.

    Smith Barney Oregon Municipals Fund
--------------------------------------------------------------------------------


          This report is submitted for the general information of the shareholders of Smith Barney Oregon Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.


          SMITH BARNEY OREGON MUNICIPALS FUND
          Smith Barney Mutual Funds
          125 Broad Street
          10th Floor, MF-2
          New York, New York 10004


          For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


          www.smithbarneymutualfunds.com

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


(Copyright) 2003 Citigroup Global Markets Inc.
Member NASD, SIPC



FD0820 12/03                                              03-5814

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
         FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

               Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

               Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY OREGON MUNICIPALS FUND


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      SMITH BARNEY OREGON MUNICIPALS FUND

Date: December 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      SMITH BARNEY OREGON MUNICIPALS FUND

Date: December 29, 2003

By:   /s/ Richard L. Peteka
      Chief Financial Officer of
      SMITH BARNEY OREGON MUNICIPALS FUND

Date: December 29, 2003